Accrued Maintenance Liability (Details) (USD $) In Thousands, unless otherwise specified	11 Months Ended
Dec. 31, 2014
Movement in Accrued Maintenance Liability [Roll Forward]
AerCap Transaction	$ 2,575,118
Maintenance payments received	447,320
Maintenance payments reimbursed	(261,914)
Release to income	(69,839)
Lessor contribution and top ups	1,139
Interest accretion	52,686
Accrued maintenance liability at end of period	$ 2,744,510